Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Number of shares
Unvested shares (in shares) | shares	4,942	4,793
Vested (in shares) | shares	(1,902)	(1,985)
Forfeited (in shares) | shares	(204)	(191)
Unvested shares (in shares) | shares	5,167	4,942
Weighted average fair value at grant date
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 71.82	$ 69.16
Vested, weighted average fair value at grant date (in dollars per share) | $ / shares	73.76	65.70
Forfeited, weighted average fair value at grant date (in dollars per share) | $ / shares	75.72	73.66
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 74.63	$ 71.82
Fair value at grant date
Fair value, beginning balance, unvested | $	$ 355	$ 331
Fair value, vested | $	(140)	(130)
Fair value, forfeited | $	(15)	(14)
Fair value, ending balance, unvested | $	$ 386	$ 355
Restricted awards
Number of shares
Granted (in shares) | shares	1,560	1,627
Weighted average fair value at grant date
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 80.95	$ 72.30
Fair value at grant date
Fair value, granted | $	$ 126	$ 118
Performance awards
Number of shares
Granted (in shares) | shares	771	698
Weighted average fair value at grant date
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 77.99	$ 72.06
Fair value at grant date
Fair value, granted | $	$ 60	$ 50